Investments - Narrative, Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and OTTI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments
Fair Value	$ 49.4
Cost or Amortized Cost	47.4
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	1.5	$ 2.0
Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Cost or Amortized Cost	6.5	6.9
Gross Unrealized Gains	$ 0.1	$ 0.3
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe
Investments
Concentration percentage	15.00%	15.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Europe | Finance Sector
Investments
Concentration percentage	11.00%	21.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	3.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	83.00%	75.00%